Note 8 - Leases - Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating leases, one year	$ 113,386
Operating leases, two years	92,976
Operating leases, three years	76,454
Operating leases, four years	66,546
Operating leases, five years	55,089
Operating leases, thereafter	148,663
Operating leases	553,114
Present value of operating lease liabilities	476,871	$ 465,392
Difference between undiscounted cash flows and discounted cash flows, operating lease	76,243
Finance leases, one year	4,573
Finance leases, two years	3,969
Finance leases, three years	3,094
Finance leases, four years	1,984
Finance leases, five years	515
Finance leases, thereafter	210
Finance leases	14,345
Present value of finance lease liabilities	12,232	$ 5,710
Difference between undiscounted cash flows and discounted cash flows, finance lease	$ 2,113